Subsequent Event (Details) - Subsequent Event [Member]	May 09, 2025 $ / shares shares
Subsequent Event [Line Items]
Remaining unissued ordinary shares	483,750,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued	16,250,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Number of vote	one
Class B Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, shares issued	5,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Number of vote	twenty